Consolidated Statement of Comprehensive (Loss)/Income (unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Currency translation effects, tax expense	$ (0.5)	$ 2.0	$ (2.0)	$ 3.0
Actuarial gains/(losses) from defined benefit plans, tax expense	0.6	(0.6)	2.0	1.0
Fair value adjustments on equity securities, tax benefit	$ (10.0)	$ 8.0	$ (10.0)	$ 10.0